Convertible Debentures - Summary of Changes in Value of New Debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 27, 2020	May 15, 2020	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Convertible Debentures [Line Items]
Conversion to shares				$ (1,315)	$ (304)
Equity Component
Convertible Debentures [Line Items]
Transaction costs			$ (10)
New Debentures
Convertible Debentures [Line Items]
Proceeds	$ 40	$ 2,590				$ 2,600
Transaction costs			(100)
New Debentures | Liability Component
Convertible Debentures [Line Items]
Beginning balance			0	103
Accretion expense				0
Conversion to shares				(103)
Ending balance				0	103
New Debentures | Equity Component
Convertible Debentures [Line Items]
Beginning balance			$ 0	1,312
Accretion expense				3
Conversion to shares				(1,315)
Ending balance				$ 0	$ 1,312